Condensed Consolidated Statements of Stockholders' Equity / (Deficit) - USD ($) $ in Thousands	Total	Legacy Common Stock [Member]	Common Stock [Member]	Preferred stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2019	$ (90,029)	$ 20			$ 126,578	$ (216,607)
Balance (in Shares) at Dec. 31, 2019		197,310
Stock options exercised value	$ 50				50
Stock options exercised (in shares)	38		38
Stock-based compensation	$ 5,395				5,395
Retroactive application of the recapitalization due to the Business Combination Shares		(197,310)	132,888
Retroactive application of the recapitalization due to the Business Combination Value	20	$ (20)	$ 13		7
Distribution to sorrentos	(9,600)				(9,600)
Cancellation of ordinary shares (in Shares)			(68)
Net loss	(47,519)					(47,519)
Balance at Dec. 31, 2020	(141,683)		$ 13		122,430	(264,126)
Balance (in Shares) at Dec. 31, 2020			132,858
Effect of business combination in value	$ (90,009)		$ 13		126,585	(216,607)
Effect of business combination (in Shares)			132,888
Stock options exercised (in shares)	0
Stock-based compensation	$ 5,822				5,822
Adjustment to shares issued in Semnur Acquisition	409				409
Net loss	(88,424)					(88,424)
Balance at Dec. 31, 2021	(223,876)		$ 13	$ 0	128,661	(352,550)
Balance (in Shares) at Dec. 31, 2021			132,858	0
Stock options exercised value	96				96
Stock options exercised (in shares)			202
Stock-based compensation	1,355				1,355
Net loss	(9,143)					(9,143)
Balance at Mar. 31, 2022	(231,568)		$ 13	$ 0	130,112	(361,693)
Balance (in Shares) at Mar. 31, 2022			133,060	0
Balance at Dec. 31, 2021	(223,876)		$ 13	$ 0	128,661	(352,550)
Balance (in Shares) at Dec. 31, 2021			132,858	0
Stock options exercised value	$ 96				96
Stock options exercised (in shares)	202		202
Stock-based compensation	$ 5,280				5,280
Shares issued pursuant to the terms of the Debt Exchange Agreement, (In shares)			2,906	29,057
Shares issued pursuant to the terms of the Debt Exchange Agreement	289,733			$ 3	289,730
Shares issued as a result of the Business Combination, net of transaction activities (In Shares)			5,133
Shares issued as a result of the Business Combination, net of transaction activities	(8,706)		$ 1		(8,707)
Aardvark SP-104 license transfer from Sorrento, net of discount value	(4,127)				(4,127)
Aardvark SP-104 discount amortization	(35)				(35)
Shares issued to Yorkville pursuant to Yorkville Purchase Agreement (In Shares)			250
Shares issued to Yorkville pursuant to Yorkville Purchase Agreement	1,238				1,238
Net loss	(23,364)					(23,364)
Balance at Dec. 31, 2022	$ 36,239		$ 14	$ 3	412,136	(375,914)
Balance (in Shares) at Dec. 31, 2022	36,239		141,349	29,057
Shares issued under Standby Equity Purchase Agreements, value	$ 1,869				1,869
Shares issued under Standby Equity Purchase Agreements			462
Retainer shares issued	$ 1		$ 1
Retainer share issued (in Shares)			4,000
Stock options exercised (in shares)	0
Stock-based compensation	$ 3,720				3,720
Net loss	$ (30,753)					(30,753)
Balance at Mar. 31, 2023			$ 15	$ 3	$ 417,725	$ (406,667)
Balance (in Shares) at Mar. 31, 2023	11,076		145,811	29,057